Shareholders' equity - Outstanding (Detail)	Dec. 31, 2018 EquityInstruments	Dec. 31, 2018 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016 EquityInstruments
Shareholders' equity
Common share outstanding			186,692,481			185,930,331
Stock options	1,015,409	1,015,409		955,603	955,603		1,304,328
Restricted Share Units | $		115,337			119,796
Total			187,823,227			187,005,730